Fair Value Disclosures (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total
Financial Assets
Total financial assets	$ 142,253	$ 142,813
Financial Liabilities
Liabilities related to separate accounts	11,105	10,939
Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	797	747
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	30,181	30,454
Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	403	878
Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		92
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	1,454	2,046
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	8,810	9,206
Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	80,469	79,274
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	6,908	6,066
Total | Short-term investments
Financial Assets
Total financial assets	2,126	3,111
Total | Assets held in separate accounts
Financial Assets
Total financial assets	11,105	10,939
Level 1
Financial Assets
Total financial assets	10,135	10,965
Financial Liabilities
Liabilities related to separate accounts	8,009	7,854
Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 1 | Short-term investments
Financial Assets
Total financial assets	2,126	3,111
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	8,009	7,854
Level 2
Financial Assets
Total financial assets	130,634	129,787
Financial Liabilities
Liabilities related to separate accounts	3,096	3,085
Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	797	747
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	30,181	30,454
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	403	878
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		92
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	1,454	2,046
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	8,810	9,206
Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	78,986	77,214
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	6,907	6,065
Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	3,096	3,085
Level 3
Financial Assets
Total financial assets	1,484	2,061
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	1,483	2,060
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1	1
Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0